Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible assets and goodwill

		Intangible assets subject to amortization
(millions)	Note	Customer relationships	Crowdsource assets	Software	Brand and other	Total intangible assets	Goodwill	Total intangible assets and goodwill
At cost
As at January 1, 2022		$1,182	$120	$57	$37	$1,396	$1,380	$2,776
Additions		—	—	12	—	12	—	12
Additions from acquisition		—	—	—	—	—	9	9
Dispositions and other		—	—	(11)	—	(11)	—	(11)
Foreign exchange		(31)	—	(1)	(2)	(34)	(39)	(73)
As at December 31, 2022		$1,151	$120	$57	$35	$1,363	$1,350	$2,713
Additions		—	—	14	—	14	—	14
Additions from acquisition	14(c)	602	—	—	92	694	599	1,293
Dispositions and other		—	—	(9)	(25)	(34)	—	(34)
Foreign exchange		16	—	1	2	19	14	33
As at December 31, 2023		$1,769	$120	$63	$104	$2,056	$1,963	$4,019
Accumulated amortization
As at January 1, 2022		$173	$15	$31	$19	$238	$—	$238
Amortization		96	15	13	10	134	—	134
Dispositions and other		—	—	(11)	—	(11)	—	(11)
Foreign exchange		(5)	—	—	(1)	(6)	—	(6)
As at December 31, 2022		$264	$30	$33	$28	$355	$—	$355
Amortization		138	15	9	21	183	—	183
Dispositions and other		—	—	(9)	(25)	(34)	—	(34)
Foreign exchange		5	—	—	1	6	—	6
As at December 31, 2023		$407	$45	$33	$25	$510	$—	$510
Net book value
As at December 31, 2022		$887	$90	$24	$7	$1,008	$1,350	$2,358
As at December 31, 2023		$1,362	$75	$30	$79	$1,546	$1,963	$3,509

Schedule of acquisition costs
Acquisition-date fair values assigned to the assets acquired and liabilities assumed are set out in the following table:

(millions)	WillowTree	Other	Total
Assets
Current assets
Cash	$5	$—	$5
Accounts receivable	62	1	63
Prepaid and other assets	3	—	3
	70	1	71
Non-current assets
Property, plant and equipment
Owned assets	15	—	15
Right-of-use lease assets	19	—	19
Intangible assets subject to amortization(1)	692	2	694
	726	2	728
Total identifiable assets acquired	796	3	799

Liabilities
Current liabilities
Accounts payable and accrued liabilities	43	—	43
Income and other taxes payable	1	—	1
Current maturities of long-term debt	91	1	92
	135	1	136
Non-current liabilities
Long-term debt	16	—	16
Deferred income taxes	69	—	69
	85	—	85
Total liabilities assumed	220	1	221

Net identifiable assets acquired	576	2	578
Goodwill	599	—	599
Net assets acquired	$1,175	$2	$1,177

Acquisition effected by way of:			—
Cash	$856	$1	$857
Provisions(2)	194	1	195
Subordinate voting shares(3)	125	—	125
	$1,175	$2	$1,177
______________________________________________
(1)Customer relationships are generally expected to be amortized over a period of 15 years; brand and other intangible assets recognized are expected to be amortized over a period of three to 10 years.
(2)Provisions recognized in the WillowTree acquisition were in connection with the written put options granted to certain members of the WillowTree management team.
(3)The fair value of TELUS International subordinate voting shares was measured based upon market prices observed at the date of acquisition of control